Intangible Assets and Goodwill - Schedule of Future Amortization Expense (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Future Amortization Expense [Abstract]
2024 (remaining three months)	$ 776
2025	2,472	$ 3,104
2026	2,021	2,472
2027	1,903	2,021
2028	1,819	1,903
Thereafter	757	1,819
Total	$ 9,748	$ 12,076	$ 15,180